Fees Summary	Apr. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 23,765,000
Previously Paid Amount	0.00
Total Fee Amount	3,638.42
Total Offset Amount	0.00
Net Fee	3,638.42
Narrative - Max Aggregate Offering Price	$ 23,765,000
Final Prospectus	true